Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As discussed in the CD&A above, the Compensation Committee has designed the Company’s executive compensation program to align a substantial portion of total compensation to motivating consistent performance over time in achievement of the Company’s strategic, operational, and financial objectives that result in increased profitability and stockholder returns. The following table sets forth additional compensation information for its named executive officers (“NEOs”), calculated in accordance with SEC regulations, for 2023, 2022, 2021 and 2020.

						Value of Initial Fixed $100 Investment as of January 1, 2020 Based On:
							(In thousands)
Year	Summary Compensation Table Total For CEO (1)	Compensation Actually Paid to CEO (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non-CEO NEOs (2)(4)(5)	Total Stockholder Return	Peer Group Total Stockholder Return (6)	Net Income (Loss)	Adjusted EBITDA (7)

2023	$7,722,709	$9,257,534	$2,005,619	$2,030,002	$87.66	$154.31	$222,905	$557,319

2022	6,243,919	6,766,826	1,869,027	1,987,378	71.88	127.96	122,761	410,536

2021	5,899,132	6,887,446	1,833,167	2,183,344	66.37	155.22	(246,771)	306,116

2020	4,278,144	1,175,076	1,402,759	(70,165)	57.89	116.52	(271,592)	359,629

(1)
The dollar amounts reported are the amounts of total compensation reported for the Company’s CEO, Mr. Grzebinski, in the Summary Compensation Tables for 2023, 2022, 2021 and 2020. Mr. Grzebinski served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year, as they also include (i) the year-end
value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
To calculate Compensation Actually Paid to the Company’s CEO, the grant date fair value of the equity awards to the Company’s CEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year, were deducted from the CEO’s “Total” compensation as reported in the Summary Compensation Table, and the following equity award adjustments were added to or deducted from (as applicable) the balance: 2023 - $3,905,017, 2022 - $2,773,165, 2021 - $4,306,800, and 2020 - $(1,034,588). The equity award adjustments represent the year-over-year change in the fair value of equity awards to the Company’s CEO.

(4)
For 2020, Mr. William Harvey, former Executive Vice President and Chief Financial Officer, Mr. Joseph Reniers, former President - Kirby Distribution and Services, Inc., Mr. O’Neil and Ms. Husted are included as non-CEO
NEOs. For 2021, Messrs. Kumar, O’Neil, Harvey, and Reniers and Ms. Husted are included as non-CEO
NEOs. For 2022, Messrs. Kumar and O’Neil and Mss. Husted and Clarke are included as non-CEO
NEOs. For 2023, Messrs. Kumar, O’Neil and Miller and Mss. Husted and Clarke are included as non-CEO
NEOs.

(5)
To calculate Average Compensation Actually Paid to the Company’s
non-CEO
NEOs, the average of the grant date fair value of the equity awards to the Company’s NEOs (other than the CEO), as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year, were deducted from the average of the “Total” compensation of the Company’s non-CEO
NEOs as reported in the Summary Compensation Table, and the following equity award adjustments were added to or deducted from (as applicable) the balance: 2023 - $604,525, 2022 - $822,973, 2021 - $1,332,309, and 2020 - $(761,423). The equity award adjustments represent the average of the year-over-year change in the fair value of equity awards to the Company’s NEOs (other than the CEO).

(6)
Reflects cumulative total shareholder return of the Dow Jones US Transportation Average index (“DJTA”), as of December 31, 2023. The DJTA is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023. The DJTA has been selected by the Company as its peer group based on its inclusion in that index. The DJTA is a price-weighted average of twenty transportation stocks traded in the United States. The index includes railroads, airlines, trucking, marine transportation, delivery services, and logistics companies. While the Company believes the index is useful for providing insight into the state of the U.S. economy, the index does not include the Company’s primary competitors in the KMT segment who are largely private companies. In addition, the Company derived 44% of its revenues in 2023 from its D&S segment whose operations are not typical of other members of the index. Therefore, stock performance of the DJTA may not correlate to the Company’s stock performance due to the inherent variations in operations between those of the Company and the other members of the index.

(7)
Adjusted EBITDA for 2020 excludes $553.3 million related to impairment of long-lived assets, impairment of goodwill, and inventory write-downs. Pursuant to its authority to interpret the AIP guidelines to assure that awards are consistent with the AIP’s purposes and the Company’s interests, the Committee approved the exclusion of those items in determining the annual incentive compensation payouts for all participants, as the Compensation Committee determined that those exclusions were appropriate given the Compensation Committee’s opinion that the impairments and other charges were primarily due to the impact of the
COVID-19
pandemic. The Committee also took into account the effects of the Company to protect its employees and continue operations despite the challenges of the
COVID-19
pandemic, with minimal disruptions, including by moving many of its shoreside employees to remote operations. Adjusted EBITDA for 2021 excludes $340.7 million related to impairment of long-lived assets and impairment of goodwill. For 2021, the Compensation Committee determined that this exclusion was appropriate given the Compensation Committee’s opinion that the impairment was primarily due to the impact of the strategic decision to sell the Hawaii assets and retire wire assets, which will benefit the Company long-term. For compensation payout purposes, no adjustments were made to return on total capital, EBITDA, or earnings per share for 2022 and 2023. Please refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2020, Mr. William Harvey, former Executive Vice President and Chief Financial Officer, Mr. Joseph Reniers, former President - Kirby Distribution and Services, Inc., Mr. O’Neil and Ms. Husted are included as non-CEO
NEOs. For 2021, Messrs. Kumar, O’Neil, Harvey, and Reniers and Ms. Husted are included as non-CEO
NEOs. For 2022, Messrs. Kumar and O’Neil and Mss. Husted and Clarke are included as non-CEO
NEOs. For 2023, Messrs. Kumar, O’Neil and Miller and Mss. Husted and Clarke are included as non-CEO
	NEOs.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return of the Dow Jones US Transportation Average index (“DJTA”), as of December 31, 2023. The DJTA is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2023. The DJTA has been selected by the Company as its peer group based on its inclusion in that index. The DJTA is a price-weighted average of twenty transportation stocks traded in the United States. The index includes railroads, airlines, trucking, marine transportation, delivery services, and logistics companies. While the Company believes the index is useful for providing insight into the state of the U.S. economy, the index does not include the Company’s primary competitors in the KMT segment who are largely private companies. In addition, the Company derived 44% of its revenues in 2023 from its D&S segment whose operations are not typical of other members of the index. Therefore, stock performance of the DJTA may not correlate to the Company’s stock performance due to the inherent variations in operations between those of the Company and the other members of the index.
PEO Total Compensation Amount	$ 7,722,709	$ 6,243,919	$ 5,899,132	$ 4,278,144
PEO Actually Paid Compensation Amount	$ 9,257,534	6,766,826	6,887,446	1,175,076
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid to the Company’s CEO, the grant date fair value of the equity awards to the Company’s CEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year, were deducted from the CEO’s “Total” compensation as reported in the Summary Compensation Table, and the following equity award adjustments were added to or deducted from (as applicable) the balance: 2023 - $3,905,017, 2022 - $2,773,165, 2021 - $4,306,800, and 2020 - $(1,034,588). The equity award adjustments represent the year-over-year change in the fair value of equity awards to the Company’s CEO.
Non-PEO NEO Average Total Compensation Amount	$ 2,005,619	1,869,027	1,833,167	1,402,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,030,002	1,987,378	2,183,344	(70,165)
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Average Compensation Actually Paid to the Company’s
non-CEO
NEOs, the average of the grant date fair value of the equity awards to the Company’s NEOs (other than the CEO), as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year, were deducted from the average of the “Total” compensation of the Company’s non-CEO
	NEOs as reported in the Summary Compensation Table, and the following equity award adjustments were added to or deducted from (as applicable) the balance: 2023 - $604,525, 2022 - $822,973, 2021 - $1,332,309, and 2020 - $(761,423). The equity award adjustments represent the average of the year-over-year change in the fair value of equity awards to the Company’s NEOs (other than the CEO).
Compensation Actually Paid vs. Total Shareholder Return
The following charts reflect that the Compensation Actually Paid over the four-year period ended December 31, 2023 aligns to trends in the Company’s TSR, net income (loss) and adjusted EBITDA results over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts reflect that the Compensation Actually Paid over the four-year period ended December 31, 2023 aligns to trends in the Company’s TSR, net income (loss) and adjusted EBITDA results over the same period.

Tabular List, Table
The list of items below identifies the three most important financial performance measures used by the Company’s Compensation Committee to link the “compensation actually paid” to the Company’s CEO and other NEOs in 2023, calculated in accordance with SEC regulations, to Company performance. The role of each of these performance measures on NEO compensation is discussed in the Compensation Discussion and Analysis section beginning on page 33.

Financial Performance Measures
EBITDA
Return on Total Capital
Earnings per Share

Total Shareholder Return Amount	$ 87.66	71.88	66.37	57.89
Peer Group Total Shareholder Return Amount	154.31	127.96	155.22	116.52
Net Income (Loss)	$ 222,905,000	$ 122,761,000	$ (246,771,000)	$ (271,592,000)
Company Selected Measure Amount	557,319,000	410,536,000	306,116,000	359,629,000
PEO Name	Mr. Grzebinski	Mr. Grzebinski	Mr. Grzebinski	Mr. Grzebinski
Impairment of Long Lived Assets Including Goodwill			$ 340,700,000	$ 553,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	Adjusted EBITDA for 2020 excludes $553.3 million related to impairment of long-lived assets, impairment of goodwill, and inventory write-downs. Pursuant to its authority to interpret the AIP guidelines to assure that awards are consistent with the AIP’s purposes and the Company’s interests, the Committee approved the exclusion of those items in determining the annual incentive compensation payouts for all participants, as the Compensation Committee determined that those exclusions were appropriate given the Compensation Committee’s opinion that the impairments and other charges were primarily due to the impact of the
COVID-19
pandemic. The Committee also took into account the effects of the Company to protect its employees and continue operations despite the challenges of the
COVID-19
	pandemic, with minimal disruptions, including by moving many of its shoreside employees to remote operations. Adjusted EBITDA for 2021 excludes $340.7 million related to impairment of long-lived assets and impairment of goodwill. For 2021, the Compensation Committee determined that this exclusion was appropriate given the Compensation Committee’s opinion that the impairment was primarily due to the impact of the strategic decision to sell the Hawaii assets and retire wire assets, which will benefit the Company long-term. For compensation payout purposes, no adjustments were made to return on total capital, EBITDA, or earnings per share for 2022 and 2023. Please refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Total Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share
PEO | Adjusted EBITDA [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,905,017	$ 2,773,165	4,306,800	(1,034,588)
Non-PEO NEO | Adjusted EBITDA [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 604,525	$ 822,973	$ 1,332,309	$ (761,423)